Stock-Based Compensation - Summary of the activity in the 2019 Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Opening Balance, Number of Shares	1,875,932	1,556,819
Granted, Number of Shares		441,615
Exercised, Number of Shares	(2,874)	(108,475)
Forfeited and expired, Number of Shares	(19,558)	(14,027)
Closing Balance, Number of Shares	1,853,500	1,875,932	1,556,819
Options vested and exercisable, Number of Shares	1,068,487	972,054
Options vested and expected to vest, Number of Shares	1,853,500	1,875,932
Opening Balance, Weighted- Average Exercise Price	$ 1.66	$ 1.32
Granted, Weighted- Average Exercise Price		2.74
Exercised, Weighted- Average Exercise Price	1.54	1.27
Forfeited and expired, Weighted- Average Exercise Price	1.36	1.53
Closing Balance, Weighted- Average Exercise Price	1.66	1.66	$ 1.32
Options vested and exercisable, Weighted- Average Exercise Price	1.34	1.3
Options vested and expected to vest, Weighted- Average Exercise Price	$ 1.66	$ 1.66
Weighted-Average Remaining Contractual Term (Years)	7 years 10 months 24 days	8 years 2 months 12 days	8 years 8 months 12 days
Options vested and exercisable, Weighted-Average Remaining Contractual Term (Years)	7 years 3 months 18 days	7 years 7 months 6 days
Options vested and expected to vest, Weighted-Average Remaining Contractual Term (Years)	7 years 10 months 24 days	8 years 2 months 12 days
Opening Balance, Aggregate Intrinsic Value	$ 2,276	$ 420
Exercised, Aggregate Intrinsic Value	4	172
Ending Balance, Aggregate Intrinsic Value	2,242	2,276	$ 420
Options vested and exercisable, Aggregate Intrinsic Value	1,634	1,525
Options vested and expected to vest, Aggregate Intrinsic Value	$ 2,242	$ 2,276